UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.   20549

FORM 13F

FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment [     ] ;  Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
				    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Compass Capital Management, Inc.
Address: 	706 Second Avenue South
		Suite 400
		Minneapolis,  MN   55402

13F File Number:		801-32238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:	David M. Carlson
Title:	Principal/Founder
Phone:	(612) 338-4051
Signature, Place, and Date of Signing:

David M. Carlson		Minneapolis, Minnesota		June 30, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for  this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Firm 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		156569



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm. Inc              COM              000886101     1779    21210 SH       SOLE                                      21210
AT&T Corp                      COM              001957109      476    15046 SH       SOLE                                      15046
Albertson's Inc                COM              013104104     4645   139690 SH       SOLE                                     139690
American Int'l Group           COM              026874107      292     2485 SH       SOLE                                       2485
Autozone Inc                   COM              053332102     4113   186935 SH       SOLE                                     186935
BP Amoco PLC                   COM              055622104      394     6974 SH       SOLE                                       6974
Bellsouth Corp                 COM              079860102      298     7000 SH       SOLE                                       7000
Bemis Co                       COM              081437105     4730   140670 SH       SOLE                                     140670
Biomet Inc                     COM              090613100     5439   141505 SH       SOLE                                     141505
Bristol-Myers Squibb Co        COM              110122108     5044    86587 SH       SOLE                                      86587
Cardinal Health Inc            COM              14149Y108     5889    79580 SH       SOLE                                      79580
Chevron Corp                   COM              166751107      299     3529 SH       SOLE                                       3529
Coca-Cola Co                   COM              191216100      427     7430 SH       SOLE                                       7430
Computer Assoc Int'l Inc       COM              204912109     4889    95516 SH       SOLE                                      95516
Conagra Inc                    COM              205887102     8833   463345 SH       SOLE                                     463345
Electronic Data Systems Corp   COM              285661104     4734   114774 SH       SOLE                                     114774
Enron Corp                     COM              293561106      425     6584 SH       SOLE                                       6584
Exxon Mobil Corp               COM              30231g102     1042    13276 SH       SOLE                                      13276
Fannie Mae                     COM              313586109      214     4100 SH       SOLE                                       4100
Federal Signal Corp            COM              313855108     4322   261915 SH       SOLE                                     261915
Franklin Resources Inc         COM              354613101     4154   136755 SH       SOLE                                     136755
General Electric Corp          COM              369604103      939    17715 SH       SOLE                                      17715
Hewlett-Packard Corp           COM              428236103     5275    42240 SH       SOLE                                      42240
Home Depot Inc                 COM              437076102     4790    95919 SH       SOLE                                      95919
Illinois Tool Works            COM              452308109     4786    83958 SH       SOLE                                      83958
Intel Corp                     COM              458140100      668     5000 SH       SOLE                                       5000
International Business Machine COM              459200101      663     6053 SH       SOLE                                       6053
Johnson & Johnson              COM              478160104      202     1980 SH       SOLE                                       1980
Lucent Technologies Inc        COM              549463107     1342    22650 SH       SOLE                                      22650
Medtronic Inc                  COM              585055106     5992   120292 SH       SOLE                                     120292
Merck & Co., Inc               COM              589331107     5545    72360 SH       SOLE                                      72360
Microsoft Corp                 COM              594918104      256     3200 SH       SOLE                                       3200
Minnesota Mining & Mfg. Co     COM              604059105      223     2705 SH       SOLE                                       2705
Newell Rubbermaid Inc          COM              651229106     4593   178380 SH       SOLE                                     178380
Pall Corp                      COM              696429307     3841   207623 SH       SOLE                                     207623
Pfizer Inc                     COM              717081103      586    12213 SH       SOLE                                      12213
Reuters Holdings PLC (ADR)     COM              76132M102     4389    43914 SH       SOLE                                      43914
Seagate Tech                   COM              811804103     1432    26034 SH       SOLE                                      26034
Sherwin-Williams Co            COM              824348106     4445   209810 SH       SOLE                                     209810
Sigma-Aldrich                  COM              826552101     4433   151550 SH       SOLE                                     151550
State Street Corp              COM              857477103     4702    44330 SH       SOLE                                      44330
Sysco Corp                     COM              871829107     5196   123345 SH       SOLE                                     123345
Target Corp                    COM              87612e106      468     8075 SH       SOLE                                       8075
Tellabs Inc                    COM              879664100      327     4772 SH       SOLE                                       4772
Valspar Corp                   COM              920355104     1364    40400 SH       SOLE                                      40400
W.W.Grainger Inc               COM              384802104     3602   116895 SH       SOLE                                     116895
Wal-Mart Stores Inc            COM              931142103     4521    78452 SH       SOLE                                      78452
Dreyfus Appreciation           EQ MF            261970107     1992 42440.361SH       SOLE                                  42440.361
Harbor Capital Appreciation    EQ MF            411511504     1916 36317.362SH       SOLE                                  36317.362
Mutual Beacon                  EQ MF            628380305     1602 119893.258SH      SOLE                                 119893.258
Mutual Shares                  EQ MF            628380107      197 10351.100SH       SOLE                                  10351.100
Royce Premier                  EQ MF            780905600     1790 179332.152SH      SOLE                                 179332.152
Strong Schafer Value           EQ MF            862918109     1809 37091.575SH       SOLE                                  37091.575
Vanguard Index 500             EQ MF            922908108     6478 48289.439SH       SOLE                                  48289.439
Vanguard International Growth  EQ MF            921910204      927 40150.586SH       SOLE                                  40150.586
Vanguard International Value   EQ MF            921939203      951 32845.937SH       SOLE                                  32845.937
Wasatch Small Cap Growth Fund  EQ MF            936772102     1892 58572.154SH       SOLE                                  58572.154
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